Due to Former Director - Related Party (Details Narrative) (10-K) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Related Party Transactions [Abstract]
Due to directors - related parties	$ 29,995	$ 31,164	$ 32,898